Other Operating Gains, Net	12 Months Ended
Dec. 31, 2022
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Other Operating Gains, Net
Note 6: Other Operating Gains, Net
Other operating gains, net, were $211 million for the year ended December 31, 2022, which included gains on the sale of certain non-core
businesses.
Other operating gains, net, were $34 million for the year ended December 31, 2021 and included a benefit from the revaluation of warrants that the Company held in Refinitiv prior to its sale to LSEG on January 29, 2021, income related to a license that allowed the Refinitiv business of LSEG to use the “Reuters” mark and a gain on the sale of a non-core
business.